ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SUMMIT CASH RESERVES FUND
Unaudited		January 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

ASSET BACKED SECURITIES 0.8%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A1A
5.44%, 9/20/07	3,553	3,553
Ford Credit Auto Owner Trust
Series 2006-B, Class A1
5.405%, 9/15/07	1,969	1,969
GS Auto Loan Trust
Series 2006-1, Class A1
5.514%, 8/15/07	4,070	4,070
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.30%, 1/15/16 (1)	10,000	10,000
JPMorgan Auto Receivables Trust
Series 2006-A, Class A1
5.39%, 10/15/07 (1)	2,874	2,874
Permanent Financing
Series 9A, Class 1A, VR
5.29%, 3/10/07 (1)	8,600	8,600
Pinnacle Capital Asset Trust
Series 2006-A, Class A1, VR
5.415%, 11/25/07	5,570	5,570
Total Asset Backed Securities (Cost $36,636)		36,636

BANK NOTE 3.2%
American Express Bank, VR, 5.29%, 12/13/07	24,000	24,000
American Express Centurion Bank, VR, 5.41%, 7/19/07	12,000	12,006
Bank of America, 5.30%, 3/30/07	35,000	35,000
Bank of America, 5.325%, 5/9/07	21,000	21,000
HSBC Bank, VR, 5.435%, 9/21/07	17,000	17,011
KeyBank, VR, 5.395%, 8/8/07	9,000	9,002
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	19,000	18,980
National City Bank, VR, 5.34%, 4/4/07	4,000	4,000
Southtrust Bank, VR, 5.42%, 6/14/07	2,300	2,301
Westpac Banking, VR, 5.43%, 5/25/07 (1)	12,000	12,003
Total Bank Note (Cost $155,303)		155,303
CERTIFICATES OF DEPOSIT 25.0%
Domestic 7.3% (2)
Bank of New York, 5.00%, 2/13/07	33,000	33,000
Branch Banking & Trust, 5.29%, 7/9/07	42,000	42,000
Citibank, 5.32%, 2/16/07	14,000	14,000
Citibank, 5.32%, 3/28/07	25,000	25,000
Countrywide Bank, VR, 5.35%, 3/16/07	12,000	12,000
Credit Suisse First Boston, VR, 5.295%, 7/19/07	20,000	20,000
DEPFA Bank, 5.32%, 3/15/07	15,000	15,000
DEPFA Bank, 5.32%, 7/12/07	2,000	2,000
Dexia Credit, VR, 5.26%, 6/11/07	50,000	49,995
Dexia Credit, 5.30%, 2/28/07	7,000	7,000
Manufacturers & Traders Trust, VR, 5.30%, 3/30/07	25,000	25,000
Manufacturers & Traders Trust, VR, 5.30%, 6/15/07	8,000	7,999
Mercantile Safe Deposit & Trust, 5.45%, 6/14/07	15,000	15,000
PNC Bank, VR, 5.28%, 5/23/07	7,000	7,000
Suntrust Bank, VR, 5.265%, 9/14/07	27,700	27,696
Suntrust Bank, VR, 5.29%, 10/29/07	7,000	7,000
Wells Fargo Bank, 5.005%, 2/13/07	12,000	12,000
Wilmington Trust, 5.32%, 5/15/07	31,000	31,000
		352,690
Eurodollar 3.4% (3)
Alliance & Leicester, 5.30%, 5/9/07	18,000	17,999
Deutsche Bank, 5.31%, 7/5/07	44,000	44,000
DNB NOR Bank ASA, 5.32%, 4/30/07	15,000	15,000
HBOS Treasury Services, 5.30%, 3/7/07	5,000	5,000
KBC Bank, 5.70%, 3/29/07	30,000	30,004
Societe Generale, 5.275%, 10/1/07	12,000	12,000
Societe Generale, 5.33%, 6/18/07	11,000	11,000
Unicredito Italiano Bank, 5.325%, 7/11/07	30,000	30,000
		165,003
Yankee 14.3% (4)
ABN AMRO Bank, 5.00%, 2/7/07	11,000	11,000
ABN AMRO Bank, 5.40%, 1/16/08	29,000	29,000
Allied Irish Bank, VR, 5.355%, 8/8/07	20,000	20,003
Banco Bilbao Vizcaya, VR, 5.31%, 6/20/07	44,500	44,496
Barclays Bank, 5.31%, 3/15/07	30,000	30,000
Barclays Bank, 5.32%, 6/18/07	30,000	30,000
BNP Paribas, VR, 5.258%, 3/6/07	20,000	19,999
BNP Paribas, VR, 5.30%, 10/3/07	12,000	11,998
BNP Paribas, VR, 5.345%, 11/19/07 (1)	30,000	30,000
Calyon, VR, 5.30%, 9/13/07	26,000	25,995
Calyon, VR, 5.30%, 10/3/07	13,000	12,998
Canadian Imperial Bank of Commerce, 5.28%, 2/28/07	10,000	10,000
Canadian Imperial Bank of Commerce, VR, 5.42%, 4/27/07	20,000	20,003
Credit Suisse First Boston, VR, 5.31%, 3/28/07	6,000	6,000
Fortis Bank, VR, 5.27%, 10/15/07	10,000	9,999
HBOS Treasury Services, 5.45%, 6/14/07	23,000	23,000
Lloyds TSB Bank, 5.28%, 2/16/07	60,000	60,000
Natexis Banques Populaires, 4.935%, 2/5/07	5,000	5,000
Natexis Banques Populaires, 5.00%, 2/8/07	5,000	4,999
National Bank of Canada, 5.32%, 7/12/07	24,000	24,000
Natixis, 5.375%, 1/9/08	38,000	38,000
Rabobank Nederland, 5.01%, 2/14/07	24,000	24,000
Rabobank Nederland, 5.32%, 5/16/07	50,000	50,000
Royal Bank of Canada, 5.30%, 5/14/07	37,000	37,000
Royal Bank of Scotland, 5.005%, 2/13/07	10,000	10,000
Societe Generale, VR, 5.265%, 9/21/07	21,000	20,996
Svenska Handelsbanken, 5.03%, 2/21/07	12,000	12,000
Swedbank, VR, 5.275%, 2/12/07	13,000	13,000
Swedbank, VR, 5.315%, 9/17/07	13,000	12,998
Toronto-Dominion Bank, 5.365%, 10/26/07	10,000	10,005
Toronto-Dominion Bank, 5.425%, 6/8/07	32,000	32,001
		688,490
Total Certificates of Deposit (Cost $1,206,183)		1,206,183
COMMERCIAL PAPER 40.2%
4(2) 28.8% (5)
Alpine Securitization, 5.26%, 2/12/07	35,000	34,944
Alpine Securitization, 5.26%, 2/16/07	9,850	9,828
Atlantic Asset Securitization, 5.25%, 4/11/07	33,496	33,159
Atlantic Asset Securitization, 5.26%, 2/28/07	4,000	3,984
Atlantic Asset Securitization, 5.27%, 2/20/07	8,717	8,693
Atlantic Asset Securitization, 5.275%, 2/20/07	1,302	1,298
Atlantic Asset Securitization, 5.28%, 2/15/07	7,419	7,404
Atlantic Asset Securitization, 5.28%, 2/20/07	13,000	12,964
BA Credit Card Trust, 5.25%, 4/19/07 (1)	19,500	19,281
BA Credit Card Trust, 5.26%, 2/14/07 (1)	10,000	9,981
BA Credit Card Trust, 5.26%, 2/20/07 (1)	22,000	21,939
BA Credit Card Trust, 5.27%, 2/5/07 (1)	17,000	16,990
Bank of Ireland, 5.25%, 4/5/07	4,100	4,062
BASF, 5.25%, 2/9/07	33,000	32,962
Cafco, 5.25%, 3/12/07	35,170	34,970
Cafco, 5.25%, 3/16/07	33,000	32,793
Cafco, 5.26%, 3/22/07	5,000	4,964
Chariot Funding, 5.26%, 2/20/07 (1)	2,015	2,009
Chariot Funding, 5.26%, 2/23/07 (1)	15,746	15,695
Chariot Funding, 5.26%, 2/26/07 (1)	50,000	49,817
Ciesco, 5.25%, 3/8/07	30,000	29,847
Ciesco, 5.255%, 3/23/07	41,000	40,701
Citibank Credit Card Issuance, 5.25%, 2/16/07	41,000	40,910
Citibank Credit Card Issuance, 5.25%, 4/13/07	31,250	30,926
CRC Funding, 5.25%, 3/16/07	5,755	5,719
CRC Funding, 5.25%, 3/27/07	5,474	5,431
CRC Funding, 5.255%, 3/13/07	40,000	39,766
CRC Funding, 5.255%, 3/19/07	20,000	19,866
Danske, 5.26%, 3/12/07	2,100	2,088
DEPFA Bank, 5.25%, 2/28/07	19,000	18,925
Fairway Finance, 5.25%, 2/21/07	5,000	4,985
Fairway Finance, 5.255%, 2/21/07	2,465	2,458
Fairway Finance, 5.26%, 2/21/07	8,788	8,762
Fairway Finance, 5.26%, 2/23/07	21,000	20,932
Fairway Finance, 5.26%, 2/28/07	25,000	24,901
Fairway Finance, 5.27%, 2/20/07	7,600	7,579
Falcon Asset Securitization, 5.26%, 2/20/07	12,000	11,967
Falcon Asset Securitization, 5.26%, 3/20/07	39,000	38,732
Falcon Asset Securitization, 5.265%, 2/22/07	6,671	6,651
Grampian Funding, 5.25%, 2/22/07	75,000	74,770
IXIS, 5.25%, 2/8/07 (1)	1,200	1,199
IXIS, 5.25%, 2/13/07 (1)	64,500	64,388
IXIS, 5.25%, 3/27/07 (1)	5,000	4,961
Jupiter Securitization, 5.25%, 2/7/07 (1)	50,000	49,956
Jupiter Securitization, 5.26%, 2/23/07 (1)	16,000	15,949
Jupiter Securitization, 5.26%, 3/2/07 (1)	5,000	4,979
Nationwide Building Society, 5.25%, 3/9/07 (1)	22,000	21,885
Northern Rock, 5.26%, 2/2/07 (1)	3,476	3,475
Old Line Funding, 5.25%, 3/2/07	39,000	38,835
Old Line Funding, 5.26%, 2/15/07	25,255	25,203
Ranger Funding, 5.26%, 2/23/07	41,221	41,088
Ranger Funding, 5.26%, 2/27/07	13,000	12,951
Ranger Funding, 5.26%, 3/7/07	13,000	12,935
Sheffield Receivables Corporation, 5.25%, 4/23/07	24,000	23,716
Sheffield Receivables Corporation, 5.26%, 2/22/07	14,000	13,957
Sheffield Receivables Corporation, 5.27%, 2/6/07	12,200	12,191
Sheffield Receivables Corporation, 5.27%, 2/14/07	11,697	11,675
Sheffield Receivables Corporation, 5.27%, 2/15/07	7,000	6,986
Sigma Finance, 5.23%, 3/29/07	3,000	2,976
Sigma Finance, 5.25%, 2/2/07	17,000	16,998
Sigma Finance, 5.25%, 3/2/07	25,000	24,894
Solitaire Funding, 5.255%, 2/12/07 (1)	9,000	8,986
Solitaire Funding, 5.255%, 2/13/07 (1)	11,000	10,981
Solitaire Funding, 5.26%, 3/16/07 (1)	40,000	39,749
SYSCO, 5.25%, 3/8/07	8,500	8,457
Tulip Funding, 5.26%, 2/26/07	11,000	10,960
Tulip Funding, 5.265%, 2/28/07	22,000	21,913
Variable Funding Capital, 5.25%, 2/2/07	3,000	3,000
Variable Funding Capital, 5.27%, 2/23/07	1,840	1,834
Wal-Mart Funding, 5.26%, 2/27/07	56,000	55,787
Yorktown Capital, 5.26%, 3/12/07	19,000	18,892
Yorktown Capital, 5.26%, 3/16/07	5,653	5,617
		1,391,026
Non-4(2) 11.4%
Bank of America, 5.25%, 3/20/07	5,000	4,966
Capital One Multi-Asset Executive Trust, 5.25%, 4/24/07	23,000	22,725
CBA Finance, 5.25%, 2/26/07	4,000	3,985
CBA Finance, 5.25%, 3/7/07	29,855	29,707
CBA Finance, 5.25%, 3/30/07	6,000	5,950
Citigroup Funding, 5.25%, 2/20/07	37,000	36,897
DaimlerChrysler Revolving Auto, 5.25%, 2/8/07	13,900	13,886
DaimlerChrysler Revolving Auto, 5.25%, 2/9/07	23,500	23,473
FCAR Owner Trust Series I, 5.25%, 4/16/07	9,000	8,903
FCAR Owner Trust Series I, 5.26%, 2/23/07	4,000	3,987
FCAR Owner Trust Series I, 5.26%, 3/23/07	26,000	25,810
FCAR Owner Trust Series II, 5.27%, 3/21/07	33,000	32,768
GE Capital, 5.25%, 2/9/07	3,850	3,845
HSBC, 5.25%, 3/9/07	4,000	3,979
JPMorgan Chase, 5.25%, 2/15/07	19,300	19,261
New York State Power Auth., 5.26%, 2/26/07	263	262
New York State Power Auth., 5.26%, 3/13/07	22,933	22,799
Nordea North America, 5.25%, 3/14/07	31,000	30,815
Paccar Financial, 5.25%, 3/16/07	25,000	24,843
Park Avenue Receivables, 5.26%, 2/5/07 (1)	5,531	5,528
Park Avenue Receivables, 5.26%, 2/23/07 (1)	1,744	1,738
Park Avenue Receivables, 5.26%, 3/5/07 (1)	5,499	5,473
Park Avenue Receivables, 5.27%, 2/21/07 (1)	4,619	4,605
Procter & Gamble, 5.25%, 2/20/07	15,000	14,958
Procter & Gamble, 5.25%, 2/22/07	20,000	19,939
Skandinaviska Enskilda Banken, VR, 5.28%, 7/19/07 (1)	33,750	33,748
Stanford University, 5.25%, 2/27/07	19,000	18,928
Stanford University, 5.25%, 4/10/07	1,000	990
Toyota Credit Puerto Rico, 5.25%, 2/15/07	50,000	49,898
Toyota Motor Credit Corporation, 5.25%, 3/29/07	8,000	7,935
UBS Finance, 5.25%, 4/5/07	9,600	9,512
UBS Finance, 5.25%, 4/9/07	3,600	3,565
Westpac Banking, 5.25%, 4/2/07 (1)	20,000	19,825
Westpac Banking, 5.26%, 2/6/07 (1)	1,550	1,549
Whistlejacket Capital, 5.27%, 2/12/07 (1)	9,000	8,985
Yale University, 5.26%, 3/2/07	13,500	13,443
Yale University, 5.26%, 3/6/07	15,000	14,928
		554,408
Total Commercial Paper (Cost $1,945,434)		1,945,434
FUNDING AGREEMENTS 1.8%
Genworth Life Insurance, VR, 5.41%, 1/14/08 (6)	20,000	20,000
ING USA Annuity & Life Insurance, 5.37%, 2/22/07 (6)	10,000	10,000
ING USA Annuity & Life Insurance, 5.372%, 2/2/07 (6)	15,000	15,000
Jackson National Life Global Funding, VR, 5.43%, 4/20/07	3,700	3,701
PRICOA Global Funding I, VR, 5.31%, 2/27/08 (1)	31,250	31,250
Transamerica Occidental Life Insurance, VR, 5.476%, 3/3/08 (6)	5,000	5,000
Total Funding Agreements (Cost $84,951)		84,951
MEDIUM-TERM NOTES 22.5%
Abbey National Treasury Services, VR, 5.374%, 6/29/07	8,000	8,001
Alliance & Leicester, VR, 5.33%, 3/7/08 (1)	12,000	12,002
Allstate Life Global Funding II, VR, 5.301%, 3/4/08	4,000	4,000
Allstate Life Global Funding II, VR, 5.34%, 5/21/07	27,000	27,004
American Honda Finance, VR, 5.47%, 3/8/07	10,800	10,801
Anglo Irish Bank, VR, 5.35%, 3/5/08 (1)	18,750	18,750
Australia & New Zealand Banking, VR, 5.32%, 2/25/08 (1)	29,600	29,605
Australia & New Zealand Banking, VR, 5.336%, 12/28/07 (1)	15,000	15,000
Banco Santander Totta, VR, 5.32%, 2/19/08 (1)	29,000	29,000
Bank of Ireland, VR, 5.30%, 2/19/08	27,000	27,000
Bank One, VR, 5.56%, 10/1/07	2,100	2,103
Bear Stearns Companies, VR, 5.31%, 2/14/08	6,750	6,750
Bear Stearns Companies, VR, 5.36%, 2/15/08	12,000	12,000
BMW Capital, VR, 5.30%, 3/5/08 (1)	26,000	26,000
Calyon, VR, 5.344%, 8/10/07	31,000	30,997
Caterpillar Financial Services, VR, 5.37%, 7/27/07	21,000	21,002
Dexia Credit, VR, 5.489%, 5/15/07	2,600	2,601
Eli Lilly, VR, 5.316%, 2/29/08	7,332	7,332
Federal Home Loan Bank, 5.41%, 1/3/08	25,000	25,000
GE Capital, VR, 5.443%, 3/9/07	4,000	4,000
GE Capital, VR, 5.445%, 7/9/07	10,000	10,000
GE Capital, VR, 5.445%, 10/17/07	10,000	10,000
Goldman Sachs, VR, 5.376%, 2/4/08	30,000	30,000
HBOS Treasury Services, VR, 5.29%, 3/7/08 (1)	6,000	6,000
HBOS Treasury Services, VR, 5.29%, 3/7/08	30,000	30,000
HBOS Treasury Services, VR, 5.46%, 4/4/07	6,500	6,502
HSBC Finance, VR, 5.409%, 6/1/07	7,000	7,001
HSBC Finance, VR, 5.41%, 2/28/07	12,000	12,000
Intensa Bank, VR, 5.32%, 2/25/08	27,000	27,000
Irish Life & Permanent, VR, 5.34%, 2/22/08 (1)	29,000	29,000
JPMorgan Chase, VR, 5.296%, 2/29/08	20,000	20,000
K2 USA, 5.00%, 2/6/07 (1)	10,000	10,000
K2 USA, VR, 5.28%, 3/26/07 (1)	4,000	4,000
K2 USA, VR, 5.28%, 5/25/07	12,000	12,000
K2 USA, VR, 5.28%, 6/15/07 (1)	14,500	14,499
K2 USA, VR, 5.28%, 7/25/07	13,000	12,999
K2 USA, VR, 5.315%, 6/8/07 (1)	25,000	25,002
Kommunalkredit Austria, VR, 5.32%, 3/7/08 (1)	33,750	33,750
Lehman Brothers, VR, 5.34%, 6/26/07	27,000	27,000
Lehman Brothers, VR, 5.37%, 5/31/07	2,500	2,501
Lehman Brothers, VR, 5.385%, 7/19/07	2,500	2,501
Links Finance, VR, 5.28%, 5/21/07	24,000	23,999
MBNA Europe Funding, VR, 5.45%, 9/7/07 (1)	13,500	13,509
Merrill Lynch, VR, 5.29%, 7/27/07	14,000	14,000
Merrill Lynch, VR, 5.36%, 6/15/07	1,200	1,200
Merrill Lynch, VR, 5.39%, 6/15/07	4,800	4,801
Merrill Lynch, VR, 5.40%, 8/24/07	8,000	8,002
Merrill Lynch, VR, 5.495%, 2/27/07	3,637	3,637
Merrill Lynch, VR, 5.46%, 4/26/07	2,980	2,981
Merrill Lynch, VR, 5.485%, 10/19/07	3,000	3,003
Merrill Lynch, VR, 5.49%, 3/19/07	3,900	3,901
MetLife Global Funding, VR, 5.34%, 11/9/07 (1)	12,500	12,505
MetLife Global Funding, VR, 5.43%, 10/5/07 (1)	3,000	3,002
Morgan Stanley, VR, 5.485%, 7/27/07	20,500	20,513
Morgan Stanley, VR, 5.499%, 2/15/07	14,000	14,001
National Australia Bank, VR, 5.29%, 3/7/08 (1)	6,250	6,251
National Australia Bank, VR, 5.37%, 7/16/07	21,000	21,005
National Rural Utilities Cooperative Financing, VR
5.316%, 2/1/08	18,500	18,500
Nationwide Building Society, VR, 5.37%, 1/7/08 (1)	20,000	20,000
Nationwide Life Global Funding, VR, 5.31%, 2/27/08 (1)	30,000	30,000
Santander, VR, 5.375%, 9/21/07 (1)	8,000	8,002
Sigma Finance, VR, 5.32%, 4/20/07	6,000	6,000
Sigma Finance, VR, 5.35%, 10/5/07	26,000	26,003
SLM Corporation, VR, 5.32%, 3/12/08 (1)	32,000	32,000
Svenska Handelsbanken, VR, 5.29%, 2/21/08	11,000	11,000
Wachovia, 5.428%, 2/6/07	49,000	49,001
Westpac Banking, VR, 5.30%, 3/6/08 (1)	8,000	8,000
Whistlejacket Capital, VR, 5.275%, 8/28/07 (1)	13,500	13,499
Whistlejacket Capital, VR, 5.278%, 8/28/07	5,000	5,000
Whistlejacket Capital, VR, 5.28%, 4/11/07 (1)	7,000	7,000
Whistlejacket Capital, VR, 5.315%, 10/19/07	18,000	17,998
Whistlejacket Capital, VR, 5.329%, 11/15/07 (1)	19,000	18,998
World Savings Bank, F.S.B., VR, 5.429%, 6/1/07	11,650	11,653
Total Medium-Term Notes (Cost $1,089,667)		1,089,667
MUNICIPAL SECURITIES 6.7%
Catholic Health Initiatives, TECP, 5.36%, 3/15/07	4,800	4,800
Catholic Health Initiatives, TECP, 5.36%, 3/15/07	9,240	9,240
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/30	8,000	8,000
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 10/1/32	10,525	10,525
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 10/1/34	9,340	9,340
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/34	13,110	13,110
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 5/1/35	13,695	13,695
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 4/1/36	9,865	9,865
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 10/1/36	7,915	7,915
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/36	5,500	5,500
Florida Hurricane Catastrophe Fund, VR, TECP, 5.33%, 2/14/08	34,000	34,000
Gaithersburg, Asbury Maryland Obligated Group
VRDN, 5.35%, 1/1/36	6,800	6,800
Miami-Dade County IDA, South Florida Stadium Corp.
VRDN, 5.27%, 7/1/31	16,300	16,300
Mississippi, Nissan, GO, VRDN, 5.32%, 11/1/28	31,000	31,000
New York City Housing Dev., 201 Pearl Street
VRDN, 5.32%, 10/15/41	6,200	6,200
Southern UTE Indian Tribe, VRDN, 5.39%, 1/1/27	10,800	10,800
Tennessee, GO, TECP, 5.32%, 2/8/07	2,590	2,590
Texas, Veterans Housing, VRDN, 5.30%, 12/1/26	12,470	12,470
Texas, Veterans Housing, VRDN, 5.30%, 12/1/27	13,125	13,125
Texas PFA, Unemployment Obligation Trust
VRDN, 5.35%, 12/15/09	12,000	12,000
Univ. of Washington, TECP, 5.40%, 4/2/07	15,550	15,550
Utah State Board of Regents, VRDN, 5.32%, 11/1/44 (7)	19,500	19,500
Virginia HDA, Single Family, VRDN, 5.36%, 1/1/46	31,000	31,000
Wisconsin Housing & Economic Dev., Multi-Family
VRDN, 5.32%, 11/1/30	19,845	19,845
Total Municipal Securities (Cost $323,170)		323,170

Total Investments in Securities
100.2% of Net Assets (Cost $4,841,344)		$4,841,344

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$963,772 and represents 19.9% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $1,391,026 and represents 28.8% of net assets.
(6)	Restricted security
(7)	Insured by AMBAC Assurance Corp.
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

(6) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $50,000 and represents 1.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.41%, 1/14/08	1/11/06	$20,000
ING USA Annuity & Life Insurance, 5.37%, 2/22/07	7/12/05	10,000
ING USA Annuity & Life Insurance, 5.372%, 2/2/07	7/25/05	15,000
Transamerica Occidental Life Insurance, VR, 5.476%, 3/3/08	11/1/05	5,000
Totals		$50,000

The fund has registration rights for certain restricted securities held as of January 31, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $4,841,344,000.

T. ROWE PRICE SUMMIT GNMA FUND
Unaudited		January 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

ASSET-BACKED SECURITIES 1.8%
Auto Backed 0.1%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	65	65
		65
Home Equity Loans Backed 1.7%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	78	78
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	157	156
Chase Funding Mortgage Loan
Series 2003-1, Class 1A6
4.458%, 3/25/14	498	481
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR
4.954%, 8/25/35	430	414
New Century Home Equity Loan Trust
Series 2005-A, Class M2, VR
5.344%, 8/25/35	135	132
		1,261
Total Asset-Backed Securities (Cost $1,361)		1,326

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.5%
Commercial Mortgage Backed Securities 6.7%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	500	483
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	750	761
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-C1, Class AJ, CMO, VR
5.226%, 7/15/44	200	195
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	450	465
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	550	570
Greenwich Captial Commerical Funding Corp.
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	200	194
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	398	407
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	265	254
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	925	899
Merrill Lynch Commercial Mortgage
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	375	363
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	450	458
		5,049
Whole Loans Backed 1.8%
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, ARM
4.262%, 1/25/34	443	434
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.116%, 2/25/34	200	196
Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.923%, 10/25/34	94	92
Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.093%, 11/25/35	299	295
Wells Fargo Mortgage Backed Securities Trust, CMO, ARM
Series 2006-AR12 1A1, CMO
6.045%, 9/25/36	354	357
		1,374
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,606)		6,423

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 88.2%
U.S. Government Agency Obligations 6.0% (2)
Federal Home Loan Mortgage
6.50%, 7/1/14	226	231
7.00%, 11/1/30	24	25
Federal Home Loan Mortgage, ARM
5.06%, 11/1/35	114	112
5.405%, 1/1/36	57	56
5.436%, 2/1/37	150	149
5.997%, 12/1/36	323	324
6.018%, 11/1/36	149	149
6.062%, 10/1/36	171	172
6.128%, 10/1/36	173	175
Federal Home Loan Mortgage, ARM, TBA, 5.481%, 1/1/37	450	447
Federal Home Loan Mortgage, CMO, IO, 4.50% 6/15/11 - 4/15/18	799	61
Federal National Mortgage Assn.
5.00%, 8/1/35	479	460
5.50%, 4/1/34 - 2/1/35	278	275
6.00%, 8/1/34	339	341
Federal National Mortgage Assn., ARM
4.616%, 9/1/35	228	222
4.787%, 11/1/35	151	151
4.806%, 6/1/35	118	117
5.046%, 1/1/37	100	99
5.32%, 12/1/35	99	99
5.351%, 12/1/35	115	115
5.524%, 12/1/35	173	173
5.553%, 7/1/36	323	324
5.648%, 1/1/36	106	106
5.675%, 12/1/35	54	54
5.979%, 9/1/36	98	99
Federal National Mortgage Assn., Stripped Interest, 8.50%, 4/25/22	22	5
		4541
U.S. Government Obligations 82.2%
Government National Mortgage Assn.
4.00%, 9/15/18	876	827
4.50%, 8/15/33 - 9/15/35	828	778
5.00%, 12/15/17 - 8/20/35	16,174	15,672
5.50%, 10/15/17 - 6/20/36 (3)	15,644	15,501
6.00%, 12/15/08 - 11/15/36	14,130	14,264
6.50%, 12/15/14 - 7/20/35	8,094	8,295
7.00%, 3/15/13 - 10/20/36	2,258	2,326
7.50%, 9/15/12 - 3/15/32	732	760
8.00%, 4/15/17 - 2/15/30	145	152
8.50%, 4/15/17 - 3/15/27	212	222
9.00%, 4/15/18 - 3/20/25	27	28
9.50%, 7/15/09 - 12/20/20	43	45
10.00%, 8/15/13 - 3/15/26	119	129
10.50%, 1/15/16 - 10/15/19	55	60
11.00%, 12/15/09 - 9/20/17	10	11
Government National Mortgage Assn., CMO, 5.50%, 10/20/30-2/20/32	2,855	2,823
Government National Mortgage Assn., CMO, Principal Only, 3/16/28	30	25
		61,918
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $67,268)		66,459
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Reserve Investment Fund, 5.36% (4)(5)	298	298
Total Short-Term Investments (Cost $298)		298
Total Investments in Securities
98.8% of Net Assets (Cost $75,533)		$74,506

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $65 and represents 0.1% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at
January 31, 2007
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
TBA	To Be Announced purchase commitment; TBAs totaled $447 (0.6%) at period end; see Note 2.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

Open Futures Contracts at January 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 11 U.S. Treasury ten year contracts,
$120 par of 5.50% Government National
Mortgage Assn., pledged as initial margin	3/07	$1,158	$(32)
Net payments (receipts) of variation
margin to date			35
Variation margin receivable (payable)
on open futures contracts			$3

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds Inc., (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $75,533,000. Net unrealized loss aggregated $1,059,000 at period-end, of which $297,000 related to appreciated investments and $1,356,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $41,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $298,000 and $4,598,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 23, 2007